Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents

	As at December 31,
	2023	2022
	New Israeli Shekels
NIS	15,730	422,579
USD	120,102	29,205
	135,832	451,784